Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Awards
While we do not have a specific policy on the timing of equity awards to our NEOs, our longstanding practice has been to consider and grant annual equity awards to our NEOs at our February Board meeting. We also occasionally grant new hire or other special grants in connection with recruitment of executive officers or other business needs. We do not take material nonpublic information into account when determining the timing and terms of awards nor do we time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. We do not currently grant awards of stock options, stock appreciation rights or similar option-like awards to our NEOs, but the Board has done so in the past (including in connection with the recruitment and hiring of our CEO) and reserves the right to grant such awards in the future.

Award Timing Method	While we do not have a specific policy on the timing of equity awards to our NEOs, our longstanding practice has been to consider and grant annual equity awards to our NEOs at our February Board meeting. We also occasionally grant new hire or other special grants in connection with recruitment of executive officers or other business needs.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false